January 5, 2016

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Premier Multi-Series VIT (Reg. 333-182079) (811-22712)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 497(e) under the Securities Act of 1933 as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement dated December 29, 2015.

Any comments or questions on this filing should be directed to Angela Borreggine at (212) 739-3213.

Very truly yours,

/s/ Angela Borreggine
Angela Borreggine
Director and Senior Counsel

cc: Ropes & Gray LLP